INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Taxes Disclosure [Line Items]
Effective tax rate (as a percent)	(39.70%)	(41.70%)	(275.00%)	(41.20%)
Impairment			$ 446
Dividend payables					$ 95
Deductible temporary differences for which no deferred tax asset is recognised	$ 7		$ 7